Trading Derivatives (assets and liabilities) and short positions - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets held for trading	€ 116,953	€ 114,945	€ 108,230
Financial liabilities held for trading	79,469	81,167	77,139
Derivatives
Financial instruments
Financial liabilities held for trading	53,566	64,469	63,016
Derivatives | Interest rate risk
Financial instruments
Financial liabilities held for trading	30,192	41,085	40,956
Derivatives | Currency risk
Financial instruments
Financial liabilities held for trading	21,894	22,028	19,870
Derivatives | Price risk
Financial instruments
Financial liabilities held for trading	891	944	1,772
Derivatives | Other risks
Financial instruments
Financial liabilities held for trading	589	412	418
Derivatives
Financial instruments
Financial assets held for trading	54,292	67,137	63,397
Derivatives | Interest rate risk
Financial instruments
Financial assets held for trading	31,884	43,832	42,614
Derivatives | Currency risk
Financial instruments
Financial assets held for trading	19,823	21,162	18,085
Derivatives | Price risk
Financial instruments
Financial assets held for trading	1,498	1,931	2,329
Derivatives | Other risks
Financial instruments
Financial assets held for trading	€ 1,087	€ 212	€ 369